Investment Strategy - International Vegan Climate ETF	Aug. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was developed in 2022 by Beyond Advisors Limited (the “Index Provider”), the index provider and parent to the Fund’s investment adviser, Beyond Investing LLC (the “Adviser”), and is designed to implement a set of rules that seek to address the concerns of vegans, animal lovers, and environmentalists by avoiding investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment, and climate change.
Beyond Investing International Vegan Climate Index
The Index’s construction begins with the constituents of the Solactive GBS Developed Markets Large & Mid Cap Index, consisting of approximately 1,400 of the largest companies from the large- and mid-cap segment of the Developed Markets (the “International Large/Mid Cap Equity Universe”). From the International Large/Mid Cap Equity Universe, U.S. and Australian companies are removed. After removing the United States and Australia, the Developed Markets are comprised of Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom. Companies are then excluded from the Index if they derive more than a de minimis proportion (i.e., more than 2%, generally) of their total revenue from products and services directly related to one or more of the following areas of concern (the “Prohibited Activities”):

Animals	•Animal testing •Animal-derived products, animal farming, and other exploitation activities •Animals in sport and entertainment •Research, development, and use of genetically engineered animals
Planet
•Extraction or refining, or services principally related to the extraction or refining, of fossil fuels
•Burning of fossil fuels for energy production
•Other activities having a significant negative environmental impact (e.g., high carbon intensity activities, high climate change impact, habitat destruction), unless the applicable company undertakes positive initiatives that effectively counteract those impacts (e.g., having publicly announced and undertaken policies upon which the company provides regular reporting that enables the public to measure the degree to which the environmental impact has been reduced)

People
•Production of tobacco products
•Armaments and products specifically designed for military and defense uses
•Contributions to the abuse of human rights or lack of robust, detailed, and independently published policies covering human rights and child/forced labor

If a company’s primary business line implicates one or more Prohibited Activities, such company will automatically be excluded from the Index. If a company is engaged in multiple business lines, the identification of Prohibited Activities will be based on the company’s published materials, regulatory filings, websites, and product catalogues. If such additional sources do not objectively determine whether a company is engaged in Prohibited Activities, the company will be asked directly about its engagement in Prohibited Activities. Additionally, financial firms, accounting firms, and business service providers that provide services to companies excluded from the Index due to participation in Prohibited Activities are excluded from the Index if a disproportionately high portion of such service provider’s total revenue or business activities (as compared to the portion of revenue or business activities of other service providers) is from such excluded companies or if such service provider’s services are specifically targeted at companies involved in Prohibited Activities.
After applying these screens, the remaining companies from the International Large/Mid Cap Equity Universe (the “International Vegan Climate Constituents”) are initially market capitalization weighted. All International Vegan Climate Constituents with an initial market capitalization weight greater than 1.5% will have their weight adjusted to ensure that no company’s weight exceeds 5% at the time of each semi-annual reconstitution of the Index and to reallocate excess weight to such companies with weights above 1.5% but below the 5% threshold.
The Adviser expects that the Index and, consequently, the Fund will be comprised of companies primarily in the industrial, communications services, financial, and information technology sectors; however, sector exposure may change from time to time. The Fund’s holdings may represent multiple geographic regions and sectors that will vary at different points in time. The Adviser anticipates the Index and, consequently, the Fund will have significant exposure to companies in Western Europe, Asia Pacific, and Canada at the time of inception.
The Index is reconstituted based on the above-described methodology on the first Wednesday of each June and December, based on data as of ten business days prior to each reconstitution.
The Fund’s Investment Strategy
The Fund will generally use a “representative sampling” strategy, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index). However, the Fund may use a “replication” strategy to achieve its investment objective, meaning it may invest in all of the component securities of the Index in approximately the same proportion as in the Index.
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index and that do not derive more than a de minimis proportion of their total revenue from Prohibited Activities. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
As of the date of this Prospectus, there were 309 companies in the Index and a significant portion of the Index is comprised of companies in the industrials, communications services, financials, and information technology sectors.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that comprise the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.